Financial risk management (Details 4) - BRL (R$) R$ in Thousands		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Current
Trade accounts receivable, net		R$ 145,692		R$ 112,646
Derivative operations		7,180		5,906
Biological assets		115,553		99,881
Noncurrent
Trade accounts receivable, net		240,407		180,597
Derivative financial instruments		1,746		1,013
Biological assets		25,444		23,235
Investment properties		858,261		548,717		R$ 557,152
Related-party transactions		1,511
Current
Derivative financial instruments		18,333		11,055
Noncurrent
Derivative financial instruments		1,462
Financial liabilities measured at amortized cost [Member]
Current
Trade payables		55,603		37,710
Loans, financing and debentures	[1]	217,274		76,608
Transactions with related parties		2,849		2,405
Noncurrent
Loans, financing and debentures	[1]	296,839		209,245
Fair value [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade payables		55,603		37,710
Loans, financing and debentures	[1]	217,274		76,608
Transactions with related parties		2,849		2,405
Noncurrent
Loans, financing and debentures	[1]	296,839		209,245
Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net		72,014	[2]	71,295
Transactions with related parties		701		1,987
Noncurrent
Related-party transactions		1,511
Financial assets measured at amortized cost [Member] | Fair value [Member]
Current
Trade accounts receivable, net		72,014	[2]	71,295
Transactions with related parties		701		1,987
Noncurrent
Related-party transactions		1,511
Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents		141,095		81,013
Marketable securities				4,038
Receivables from sales of farms, net	[2]	73,678		41,351
Derivative operations	[3]	7,180		5,906
Noncurrent
Marketable securities		5,044		9,114
Receivables from sales of farms, net		240,074		180,597	[2]
Derivative financial instruments	[3]	1,746		1,013
Financial assets measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Cash equivalents		141,095		81,013
Marketable securities				4,038
Receivables from sales of farms, net	[2]	73,678		41,351
Derivative operations	[3]	7,180		5,906
Noncurrent
Marketable securities		5,044		9,114
Receivables from sales of farms, net		240,074		180,597	[2]
Derivative financial instruments	[3]	1,746	[2]	1,013
Non-financial assets measured at fair value [Member]
Current
Biological assets		115,553		99,881
Noncurrent
Biological assets		25,444		23,235
Non-financial assets measured at fair value [Member] | Fair value [Member]
Current
Biological assets		115,553		99,881
Noncurrent
Biological assets		25,444		23,235
Non-financial assets measured at cost [Member]
Noncurrent
Investment properties		814,398		526,956
Non-financial assets measured at cost [Member] | Fair value [Member]
Noncurrent
Investment properties		1,872,701		1,471,248
Financial liabilities measured at fair value through profit and loss [Member]
Current
Leases payable		25,849		26,503
Derivative financial instruments	[3]	18,333		11,055
Accounts payable for acquisition of Serra Grande Farm		5,017
Noncurrent
Leases payable		126,514		20,943
Derivative financial instruments	[3]	1,462
Restricted shares		13,490
Agrifirma warrants		10,860
Agrifirma warrant dividends		778
Accounts payable for acquisition of Serra Grande Farm		9,246
Financial liabilities measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Leases payable		25,849		26,503
Derivative financial instruments	[3]	18,333		11,055
Accounts payable for acquisition of Serra Grande Farm		5,017
Noncurrent
Leases payable		126,514		20,943
Derivative financial instruments	[3]	1,462
Restricted shares		13,490
Agrifirma warrants		10,860
Agrifirma warrant dividends		778
Accounts payable for acquisition of Serra Grande Farm		9,246
Quoted prices in active markets (Level 1) [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade payables
Loans, financing and debentures	[1]
Transactions with related parties
Noncurrent
Loans, financing and debentures	[1]
Quoted prices in active markets (Level 1) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net			[2]
Transactions with related parties
Noncurrent
Related-party transactions
Quoted prices in active markets (Level 1) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents		141,095		81,013
Marketable securities				4,038
Receivables from sales of farms, net	[2]
Derivative operations	[3]	6,121		3,084
Noncurrent
Marketable securities		5,044		9,114
Receivables from sales of farms, net					[2]
Derivative financial instruments	[3]	305	[2]	27
Quoted prices in active markets (Level 1) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets
Noncurrent
Biological assets
Quoted prices in active markets (Level 1) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties
Quoted prices in active markets (Level 1) [Member] | Financial liabilities measured at fair value through profit and loss [Member]
Current
Trade payables
Loans, financing and debentures	[1]
Leases payable
Derivative financial instruments	[3]	5,900		9,127
Accounts payable for acquisition of Serra Grande Farm
Transactions with related parties
Noncurrent
Loans, financing and debentures	[1]
Leases payable
Derivative financial instruments	[3]	645
Restricted shares		13,490
Agrifirma warrants
Agrifirma warrant dividends
Accounts payable for acquisition of Serra Grande Farm
Significant observable data (Level 2) [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade payables		55,603		37,710
Loans, financing and debentures	[1]	217,274		76,608
Transactions with related parties		2,849		2,405
Noncurrent
Loans, financing and debentures	[1]	296,839		209,245
Significant observable data (Level 2) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net		72,014	[2]	71,295
Transactions with related parties		701		1,987
Noncurrent
Related-party transactions		1,511
Significant observable data (Level 2) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents
Marketable securities
Receivables from sales of farms, net	[2]
Derivative operations	[3]	1,059		2,822
Noncurrent
Marketable securities
Receivables from sales of farms, net					[2]
Derivative financial instruments	[3]	1,441	[2]	986
Significant observable data (Level 2) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets		9,037		13,887
Noncurrent
Biological assets		25,444		23,235
Significant observable data (Level 2) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties
Significant observable data (Level 2) [Member] | Financial liabilities measured at fair value through profit and loss [Member]
Current
Leases payable		25,849		26,503
Derivative financial instruments	[3]	12,433		1,928
Accounts payable for acquisition of Serra Grande Farm
Noncurrent
Leases payable		126,514		20,943
Derivative financial instruments	[3]	817
Restricted shares
Agrifirma warrants		10,860
Agrifirma warrant dividends
Accounts payable for acquisition of Serra Grande Farm
Significant non-observable data (Level 3) [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade payables
Loans, financing and debentures	[1]
Transactions with related parties
Noncurrent
Loans, financing and debentures	[1]
Significant non-observable data (Level 3) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net			[2]
Transactions with related parties
Noncurrent
Related-party transactions
Significant non-observable data (Level 3) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents
Marketable securities
Receivables from sales of farms, net	[2]	73,678		41,351
Derivative operations	[3]
Noncurrent
Marketable securities
Receivables from sales of farms, net		240,074		180,597	[2]
Derivative financial instruments	[3]		[2]
Significant non-observable data (Level 3) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets		106,516		85,994
Noncurrent
Biological assets
Significant non-observable data (Level 3) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties		1,872,701		1,471,248
Significant non-observable data (Level 3) [Member] | Financial liabilities measured at fair value through profit and loss [Member]
Current
Leases payable
Derivative financial instruments	[3]
Accounts payable for acquisition of Serra Grande Farm		5,017
Noncurrent
Leases payable
Derivative financial instruments	[3]
Restricted shares
Agrifirma warrants
Agrifirma warrant dividends		778
Accounts payable for acquisition of Serra Grande Farm		R$ 9,246

[1]	The book value of loans, financing and debentures presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[2]	Due to market volatility, one of the non-observable inputs became significant and the receivables from sales of farms were reclassified from Level 2 to Level 3. The Company's policy is to recognize transfers from and to Level 3 on the date of the event or change in the circumstances that caused the transfer.
[3]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above